UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

	Shares	Value

Common Stocks—98.7%

Consumer Discretionary—13.6%

Auto Components—0.7%
Johnson Controls, Inc.	264,393	$10,935,295

Automobiles—0.4%
Ford Motor Co.	468,890	6,362,837

Diversified Consumer Services—0.2%
Service Corp. International	119,450	3,237,095

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	253,500	12,598,950

Chipotle Mexican Grill, Inc., Cl. A1	3,040	2,189,560

Dunkin’ Brands Group, Inc.	78,040	3,823,960

Starbucks Corp.	137,900	7,838,236

		26,450,706

Household Durables—0.6%
Lennar Corp., Cl. A	83,650	4,026,075

Newell Rubbermaid, Inc.	55,495	2,203,706

Whirlpool Corp.	13,990	2,060,167

		8,289,948

Internet & Catalog Retail—2.1%
Amazon.com, Inc.[1]	35,353	18,096,847

Netflix, Inc.[1]	58,550	6,045,873

TripAdvisor, Inc.[1]	118,370	7,459,678

		31,602,398

Leisure Products—0.7%
Hasbro, Inc.	137,720	9,935,121

Media—2.8%
CBS Corp., Cl. B	63,990	2,553,201

Cinemark Holdings, Inc.	164,571	5,346,912

DISH Network Corp., Cl. A1	134,430	7,842,646

Time Warner, Inc.	52,185	3,587,719

Walt Disney Co. (The)	223,170	22,807,974

		42,138,452

Multiline Retail—1.0%
Dollar Tree, Inc.[1]	76,890	5,125,487

	Shares	Value

Multiline Retail (Continued)

Kohl’s Corp.	220,780	$10,224,322

		15,349,809

Specialty Retail—1.7%
Foot Locker, Inc.	70,810	5,096,196

TJX Cos., Inc. (The)	272,260	19,444,809

		24,541,005

Textiles, Apparel & Luxury Goods—1.6%
NIKE, Inc., Cl. B	134,270	16,511,182

VF Corp.	101,550	6,926,725

		23,437,907

Consumer Staples—7.2%

Beverages—1.7%
Coca-Cola Co. (The)	137,750	5,526,530

Constellation Brands, Inc., Cl. A	82,720	10,357,371

PepsiCo, Inc.	102,577	9,673,011

		25,556,912

Food & Staples Retailing—3.5%
Costco Wholesale Corp.	142,860	20,653,270

CVS Health Corp.	152,980	14,759,511

Kroger Co. (The)	151,470	5,463,523

Walgreens Boots Alliance, Inc.	77,630	6,451,053

Wal-Mart Stores, Inc.	69,880	4,531,019

		51,858,376

Food Products—0.5%
Kraft Heinz Co. (The)	100,140	7,067,881

Household Products—0.9%
Procter & Gamble Co. (The)	59,620	4,289,063

Reckitt Benckiser Group plc, Sponsored ADR	535,473	9,772,382

		14,061,445

Tobacco—0.6%
Philip Morris International, Inc.	56,610	4,490,871

Reynolds American, Inc.	111,448	4,933,803

		9,424,674

1	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Energy—6.2%

Energy Equipment & Services—0.8%
Halliburton Co.	121,460	$4,293,611

Schlumberger Ltd.	101,240	6,982,523

		11,276,134

Oil, Gas & Consumable Fuels—5.4%
Anadarko Petroleum Corp.	154,200	9,312,138

Apache Corp.	81,690	3,198,980

BP plc, Sponsored ADR	265,599	8,116,705

Chesapeake Energy Corp.	487,800	3,575,574

ConocoPhillips	147,380	7,068,345

Enbridge, Inc.	186,037	6,907,554

EOG Resources, Inc.	104,420	7,601,776

Newfield Exploration Co.[1]	68,810	2,263,849

Occidental Petroleum Corp.	75,637	5,003,388

Phillips 66	74,111	5,694,689

Pioneer Natural Resources Co.	41,370	5,032,247

Suncor Energy, Inc.	644,610	17,223,979

		80,999,224

Financials—15.0%

Capital Markets—3.7%
Charles Schwab Corp. (The)	525,640	15,012,278

Goldman Sachs Group, Inc. (The)	69,077	12,002,820

Invesco Ltd.	168,450	5,260,693

Morgan Stanley	408,550	12,869,325

State Street Corp.	81,580	5,482,992

T. Rowe Price Group, Inc.	58,790	4,085,905

		54,714,013

Commercial Banks—6.7%
Bank of America Corp.	625,470	9,744,823

Citigroup, Inc.	528,870	26,237,241

Intesa Sanpaolo SpA, Sponsored ADR	227,700	4,843,179

JPMorgan Chase & Co.	729,060	44,450,788

SVB Financial Group[1]	38,900	4,494,506

	Shares	Value

Commercial Banks (Continued)

Zions Bancorporation	344,091	$9,476,266

		99,246,803

Consumer Finance—1.5%
Ally Financial, Inc.[1]	782,570	15,948,776

Capital One Financial Corp.	83,913	6,085,371

		22,034,147

Insurance—2.4%
American International Group, Inc.	349,500	19,858,590

Aon plc	144,090	12,767,815

Genworth Financial, Inc., Cl. A1	676,280	3,124,414

		35,750,819

Real Estate Investment Trusts (REITs)—0.7%
Equity Residential	63,750	4,788,900

Public Storage	29,889	6,325,409

		11,114,309

Real Estate Management & Development—0.0%
Realogy Holdings Corp.[1]	17,260	649,494

Health Care—18.4%

Biotechnology—6.3%
Amgen, Inc.	42,170	5,832,954

Baxalta, Inc.	104,720	3,299,727

Biogen, Inc.[1]	100,160	29,227,690

Celgene Corp.[1]	122,976	13,302,314

Gilead Sciences, Inc.	356,460	35,000,807

Incyte Corp.[1]	46,130	5,089,523

Vertex Pharmaceuticals, Inc.[1]	26,535	2,763,355

		94,516,370

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	338,780	13,625,732

Baxter International, Inc.	78,370	2,574,454

Hologic, Inc.[1]	47,260	1,849,284

		18,049,470

2	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Providers & Services—2.5%
Cardinal Health, Inc.	188,390	$14,472,120

HCA Holdings, Inc.[1]	71,832	5,556,923

UnitedHealth Group, Inc.	152,657	17,709,739

		37,738,782

Life Sciences Tools & Services—0.8%
Illumina, Inc.[1]	4,280	752,509

Quintiles Transnational Holdings, Inc.[1]	71,800	4,995,126

Thermo Fisher Scientific, Inc.	50,900	6,224,052

		11,971,687

Pharmaceuticals—7.6%
Allergan plc[1]	122,120	33,193,437

Bristol-Myers Squibb Co.	38,720	2,292,224

Eli Lilly & Co.	144,930	12,129,192

Merck & Co., Inc.	127,170	6,280,926

Perrigo Co. plc	27,090	4,260,444

Pfizer, Inc.	655,900	20,601,819

Roche Holding AG, Sponsored ADR	155,060	5,109,227

Shire plc, ADR	16,080	3,300,099

Teva Pharmaceutical Industries Ltd., Sponsored ADR	268,313	15,148,952

Valeant Pharmaceuticals International, Inc.[1]	59,623	10,635,551

		112,951,871

Industrials—7.7%

Aerospace & Defense—1.1%
Lockheed Martin Corp.	41,330	8,568,122

TransDigm Group, Inc.[1]	34,600	7,349,386

		15,917,508

Air Freight & Couriers—0.4%
FedEx Corp.	46,710	6,725,306

Airlines—0.3%
Delta Air Lines, Inc.	95,200	4,271,624

	Shares	Value

Building Products—0.4%
A.O. Smith Corp.	48,160	$3,139,550

Allegion plc	39,333	2,267,941

		5,407,491

Commercial Services & Supplies—1.1%
Cintas Corp.	109,480	9,387,910

Waste Management, Inc.	156,890	7,814,691

		17,202,601

Electrical Equipment—0.9%
Acuity Brands, Inc.	24,460	4,294,687

Eaton Corp. plc	181,959	9,334,497

		13,629,184

Industrial Conglomerates—1.1%
Danaher Corp.	185,224	15,782,937

Machinery—1.8%
Caterpillar, Inc.	79,380	5,188,277

Ingersoll-Rand plc	57,980	2,943,645

Parker-Hannifin Corp.	37,854	3,683,194

Stanley Black & Decker, Inc.	70,550	6,841,939

Wabtec Corp.	93,270	8,212,423

		26,869,478

Road & Rail—0.6%
CSX Corp.	325,210	8,748,149

Information Technology—26.5%

Electronic Equipment, Instruments, & Components—0.8%
TE Connectivity Ltd.	195,160	11,688,133

Internet Software & Services—7.4%
eBay, Inc.[1]	815,330	19,926,665

Facebook, Inc., Cl. A1	451,630	40,601,537

Google, Inc., Cl. A1	31,250	19,949,062

LinkedIn Corp., Cl. A1	159,950	30,411,294

		110,888,558

IT Services—6.1%
Computer Sciences Corp.	187,360	11,500,157

International Business Machines Corp.	47,470	6,881,726

3	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

IT Services (Continued)

MasterCard, Inc., Cl. A	277,270	$24,987,572

PayPal Holdings, Inc.[1]	722,100	22,413,984

Visa, Inc., Cl. A	361,530	25,184,180

		90,967,619

Semiconductors & Semiconductor Equipment—2.2%
Broadcom Corp., Cl. A	265,980	13,679,351

Intel Corp.	317,440	9,567,642

Micron Technology, Inc.[1]	319,909	4,792,237

Texas Instruments, Inc.	97,100	4,808,392

		32,847,622

Software—7.2%
Activision Blizzard, Inc.	362,660	11,202,567

Check Point Software Technologies Ltd.[1]	71,130	5,642,743

Electronic Arts, Inc.[1]	196,590	13,318,973

Microsoft Corp.	641,870	28,409,166

Oracle Corp.	826,587	29,856,322

ServiceNow, Inc.[1]	109,780	7,624,221

Synopsys, Inc.[1]	151,126	6,978,999

Workday, Inc., Cl. A1	49,100	3,381,026

		106,414,017

Technology Hardware, Storage & Peripherals—2.8%
Apple, Inc.	248,220	27,378,666

SanDisk Corp.	86,010	4,672,923

Western Digital Corp.	127,150	10,100,796

		42,152,385

Materials—1.1%

Chemicals—0.5%
Eastman Chemical Co.	62,810	4,065,063

LyondellBasell Industries NV, Cl. A	43,193	3,600,569

		7,665,632

	Shares	Value

Metals & Mining—0.2%
BHP Billiton Ltd., Sponsored ADR	84,270	$2,664,617

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.[1]	448,350	6,384,504

Telecommunication Services—0.8%

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	182,775	7,952,540

Wireless Telecommunication Services—0.3%
T-Mobile US, Inc.[1]	106,210	4,228,220

Utilities—2.2%

Electric Utilities—1.6%
Edison International	303,258	19,126,482

NextEra Energy, Inc.	44,550	4,345,852

		23,472,334

Multi-Utilities—0.6%
PG&E Corp.	82,050	4,332,240

WEC Energy Group, Inc.	85,880	4,484,654

		8,816,894

Total Common Stocks (Cost $1,292,994,901)		1,471,960,337

Investment Company—0.9%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,3] (Cost $14,090,853)	14,090,853	14,090,853

Total Investments, at Value (Cost $1,307,085,754)	99.6%	1,486,051,190

Net Other Assets (Liabilities)	0.4	5,940,923

Net Assets	100.0%	$1,491,992,113

4	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares September 30, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	9,838,342	185,701,240	181,448,729	14,090,853

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$14,090,853	$13,150

5	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

1. Organization

Oppenheimer Equity Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

 Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when

6	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal,	Reported trade data, broker-dealer price quotations, benchmark
mortgage-backed and asset-backed securities	yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price

7	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

8	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$202,280,573	$—	$—	$202,280,573
Consumer Staples	107,969,288	—	—	107,969,288
Energy	92,275,358	—	—	92,275,358
Financials	223,509,585	—	—	223,509,585
Health Care	275,228,180	—	—	275,228,180
Industrials	114,554,278	—	—	114,554,278
Information Technology	394,958,334	—	—	394,958,334
Materials	16,714,753	—	—	16,714,753
Telecommunication Services	12,180,760	—	—	12,180,760
Utilities	32,289,228	—	—	32,289,228
Investment Company	14,090,853	—	—	14,090,853

Total Assets	$1,486,051,190	$—	$—	$1,486,051,190

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund

9	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

(“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

10	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,309,299,654

Gross unrealized appreciation	$249,712,636
Gross unrealized depreciation	(72,961,100)

Net unrealized appreciation	$176,751,536

11	OPPENHEIMER EQUITY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	11/17/2015